INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2019	1,195	264	178	177	25	3,816	5,655

Additions	50	177	—	—	12	—	239
Disposals	—	—	—	—	(2)	—	(2)
Amortization charge for the year	(159)	(155)	(30)	(42)	(8)	—	(394)
Impairment	(3)	—	—	—	—	(54)	(57)
Transfer	—	8	—	—	(8)	—	—
Translation adjustment	17	22	1	7	3	197	247

As of December 31, 2019	1,100	316	149	142	22	3,959	5,688

Additions	53	188	3	5	5	13	267
Disposals	—	(6)	—	—	—	—	(6)
Amortization charge for the year	(139)	(159)	(23)	(15)	(7)	—	(343)
Impairment	(5)	(3)	—	—	—	(723)	(731)
Transfer	—	6	—	—	(6)	—	—
Translation adjustment	(88)	(41)	(12)	(16)	1	(567)	(723)

As of December 31, 2020	921	301	117	116	15	2,682	4,152
Cost	2,170	1,041	457	1,530	148	4,845	10,191
Accumulated amortization and impairment	(1,249)	(740)	(340)	(1,414)	(133)	(2,163)	(6,039)

During 2020, there were no material change in estimates related to intangible assets other than the impairment described in Note 10 of US$731 (2019: US$57).
During 2020, VEON acquired intangible assets in the amount of US$56 (2019: US$49), which were not yet paid for as of year-end.
GOODWILL
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU	December 31, 2020	Impairment	Translation adjustment	Addition	December 31, 2019

Russia	1,131	(723)	(424)	13	2,265
Algeria	1,053	—	(114)	—	1,167
Pakistan	324	—	(11)	—	335
Kazakhstan	140	—	(14)	—	154
Uzbekistan	34	—	(4)	—	38

Total	2,682	(723)	(567)	13	3,959

CGU	December 31, 2019	Impairment	Translation adjustment	December 31, 2018

Russia	2,265	—	247	2,018
Algeria	1,167	—	(9)	1,176
Pakistan	335	—	(36)	371
Kazakhstan	154	—	1	153
Kyrgyzstan	—	(54)	—	54
Uzbekistan	38	—	(6)	44

Total	3,959	(54)	197	3,816
COMMITMENTS
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2020	2019

Less than 1 year	31	77
Between 1 and 5 years	—	5

Total commitments	31	82

ACCOUNTING POLICIES
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years
Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired, see Note 10 for further details.
SOURCE OF ESTIMATION UNCERTAINTY
Refer also to Note 11 for further details regarding source of estimation uncertainty.
Depreciation and amortization of non-current assets
Estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.
The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.